Schedule of Investments (unaudited)

February 29, 2020	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies -- 1.5%
iShares National Muni Bond ETF (j)	50,000	$ 5,835,500
VanEck Vectors High-Yield Municipal
Index ETF	50,000	3,281,000
Total Investment Companies — 1.5%
(Cost — $8,996,646)		9,116,500
	Par
	(000)
Municipal Bonds -- 85.7%
Pennsylvania -- 81.4%
Corporate -- 2.7%
County of Delaware Pennsylvania IDA,
Refunding RB, Covanta Project,
5.00%, 07/01/43	$5,000	5,064,350
Pennsylvania Economic Development
Financing Authority, RB, AMT:
Green Bond, Covanta Project,
3.25%, 08/01/39 (a)	2,800	2,863,700
VRDN, Waste Management, Inc.
Project, 2.15%, 07/01/41 (b)	5,000	5,207,600
Pennsylvania Economic Development
Financing Authority, Refunding RB,
AMT:
Aqua Pennsylvania, Inc. Project,
Series A, 5.00%, 12/01/34	1,540	1,583,613
National Gypsum Co., 5.50%,
11/01/44	1,355	1,453,684
		16,172,947
County/City/Special District/School District	-- 19.6%
Allentown Neighborhood Improvement
Zone Development Authority, RB, City
Center Project, 5.00%, 05/01/42 (a)	330	386,562
Allentown Neighborhood Improvement
Zone Development Authority,
Refunding RB, Series A:
5.00%, 05/01/35	2,310	2,480,640
5.00%, 05/01/42	3,900	4,150,887
Altoona Area School District, GO (BAM):
5.00%, 12/01/36	215	255,100
5.00%, 12/01/45	1,000	1,176,480
Altoona Area School District, GOL,
Series A (AGM), 5.00%, 12/01/36	2,895	3,434,628
Bethlehem Area School District, GO
(BAM), Series A:
5.00%, 08/01/34	2,390	2,841,925
5.00%, 08/01/35	1,790	2,128,632
Boyertown Area School District, GO:
5.00%, 10/01/36	890	1,020,385
5.00%, 10/01/38	1,335	1,528,255
Catasauqua Area School District, GO,
Refunding, (BAM), 4.00%, 02/15/42	2,255	2,543,798

S C H E D U L E O F I N V E S T M E N T S

	Par
Security	(000)	Value
County/City/Special District/School District	(continued)
City of Philadelphia Pennsylvania, GO,
Series B, 5.00%, 02/01/39	$2,155	$ 2,776,049
County of Chester IDA, RB, Green
Bond, Longwood Gardens, Inc.
Project, Sustainability Bonds, 4.00%,
12/01/49	3,750	4,382,512
County of Chester IDA, Special
Assessment Bonds, Woodlands At
Greystone Project (a):
5.00%, 03/01/38	525	583,380
5.13%, 03/01/48	1,050	1,148,080
County of Delaware Springfield School
District, GO, 5.00%, 03/01/40	1,710	2,139,210
County of Lancaster Pennsylvania, GO,
Refunding:
4.00%, 11/01/34	500	584,545
4.00%, 11/01/35	520	606,024
4.00%, 11/01/36	540	627,269
4.00%, 11/01/37	565	655,055
4.00%, 11/01/38	585	676,190
County of Northampton Pennsylvania
IDA, Tax Allocation Bonds, Route 33
Project, 7.00%, 07/01/32	1,710	1,806,068
County of Washington Redevelopment
Authority, Refunding, Tax Allocation
Bonds:
4.00%, 07/01/23	705	723,993
5.00%, 07/01/28	600	672,162
County of York Pennsylvania, GO,
Refunding, 5.00%, 09/01/20 (c)	2,500	2,551,700
Dallastown Area School District, GO,
Refunding, 5.00%, 04/15/34	1,835	2,168,089
East Pennsboro Area School District,
GO (BAM):
4.00%, 10/01/40	645	749,729
4.00%, 10/01/44	1,530	1,775,259
4.00%, 10/01/47	1,130	1,306,427
Easton Area School District, GO, Series
B, 5.00%, 02/01/31	1,650	2,108,007
Fox Chapel Area School District, GO:
5.00%, 02/01/39	4,100	5,051,118
5.00%, 02/01/42	6,365	7,701,586
Marple Newtown School District, GOL,
3.00%, 06/01/40	2,365	2,519,647
Mechanicsburg Area School District,
GO, Series A:
4.00%, 03/01/40	2,160	2,486,398
4.00%, 03/01/41	2,245	2,578,405
4.00%, 03/01/42	2,335	2,674,883
FEBRUARY 29, 2020	1

Schedule of Investments (unaudited) (continued)	BlackRock Pennsylvania Municipal Bond Fund
February 29, 2020
(Percentages shown are based on Net Assets)
	Par			Par
Security	(000)	Value	Security	(000)	Value
County/City/Special District/School District	(continued)		Education (continued)
North Allegheny School District, GOL,			County of Allegheny Higher Education
4.00%, 05/01/39	$1,000	$ 1,179,720	Building Authority, Refunding RB,
Pittsburgh School District, GO, Series A:			Carnegie Mellon University Revenue
4.00%, 09/01/37	2,240	2,607,741	Bonds, Series A, 5.00%, 08/01/27	$ 965	$ 1,246,838
4.00%, 09/01/38	2,235	2,592,443	County of Cumberland Pennsylvania
School District of Philadelphia,			Municipal Authority, Refunding RB,
Refunding, GOL, Series F, 5.00%,			Diakon Lutheran Social Ministries
09/01/37	1,815	2,178,817	Project:
State Public School Building Authority,			4.00%, 01/01/36	645	739,647
RB, Community College, Allegheny			4.13%, 01/01/38	260	299,133
County Project (AGM), 5.00%,			5.00%, 01/01/39	1,240	1,524,791
07/15/34	5,070	5,330,091	County of Delaware Pennsylvania
State Public School Building Authority,			Authority, RB, Villanova University,
Refunding RB, Philadelphia School			5.00%, 08/01/40	1,795	2,125,585
District (AGM), 5.00%, 06/01/33	5,000	6,103,600	County of Delaware Pennsylvania
Township of Bristol Pennsylvania School			Authority, Refunding RB:
District, GO:			Cabrini University, 5.00%,
5.25%, 06/01/23 (c)	5,980	6,832,210	07/01/47	3,870	4,421,939
(BAM), 5.00%, 06/01/42	2,550	3,117,732	Haverford College, 5.00%, 11/15/35	1,100	1,108,613
Township of Falls Pennsylvania,			County of Montgomery Higher Education
Refunding RB, Water & Sewer			& Health Authority, Refunding RB,
Authority, 5.00%, 12/01/37	2,115	2,254,992	Series A:
Township of Lower Paxton			Thomas Jefferson University,
Pennsylvania, GO, 5.00%, 04/01/42	630	722,156	5.00%, 09/01/48	2,500	3,082,850
Township of West Bradford, GO, 4.00%,			Thomas Jeferson University,
12/15/49 (d)	1,125	1,296,247	5.00%, 09/01/37	1,365	1,718,535
Tredyffrin Easttown School District,			County of Northampton Pennsylvania
GOL, 5.00%, 02/15/39	1,130	1,396,081	General Purpose Authority, Refunding
West Shore School District			RB, Moravian College, 5.00%,
Pennsylvania, GOL:			10/01/36	890	1,039,200
5.00%, 11/15/43	4,045	4,944,770	County of Westmoreland Pennsylvania
5.00%, 11/15/48	1,975	2,403,496	Municipal Authority, Refunding RB,
Williamsport Sanitary Authority,			(BAM), 5.00%, 08/15/36	2,500	3,144,025
Refunding RB, (BAM), 4.00%,			Pennsylvania Higher Educational
01/01/40	1,420	1,639,362	Facilities Authority, RB, Thomas
		117,598,535	Jefferson University, 5.00%, 03/01/20	11,000	11,000,000
			Pennsylvania Higher Educational
Education -- 16.3%
			Facilities Authority, RB,Series AT-1,
Berks County Municipal Authority,			4.00%, 06/15/34	5,790	6,644,372
Refunding RB, Alvernia University			Pennsylvania Higher Educational
Project:			Facilities Authority, Refunding RB:
5.00%, 10/01/39	290	335,959	Drexel University, 4.00%, 05/01/36	500	562,430
5.00%, 10/01/49	795	909,552	Drexel University, Series A, 5.25%,
County of Adams Pennsylvania IDA,			05/01/21 (c)	6,720	7,064,938
Refunding RB, Gettysburg College:			Drexel University, Series A, 5.25%,
5.00%, 08/15/24	580	590,173	05/01/41	420	438,677
5.00%, 08/15/25	765	778,395	La Salle University, 5.00%,
5.00%, 08/15/26	760	773,292	05/01/37	1,595	1,717,831
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	2

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Education (continued)
Pennsylvania Higher Educational
Facilities Authority, Refunding RB
(continued):
State System of Higher Education,
Series AL, 5.00%, 06/15/35	$ 1,425	$ 1,441,217
Thomas Jefferson University,
5.00%, 09/01/45	3,000	3,487,860
University of Science in
Philadelphia, 5.00%, 11/01/36	5,165	5,976,938
Widener University, Series A,
5.25%, 07/15/33	2,420	2,673,108
Widener University, Series A,
5.50%, 07/15/38	365	404,205
Pennsylvania State University, RB:
5.00%, 03/01/40	10,000	10,004,600
5.00%, 09/01/48	2,615	3,338,910
Philadelphia Authority for Industrial
Development, RB:
Alliance For Progress Charter
School, Inc. Project, 4.00%,
06/15/29	485	512,339
Alliance For Progress Charter
School, Inc. Project, 5.00%,
06/15/39	590	644,162
Independence Charter School West
Project, 5.00%, 06/15/39	250	272,298
Independence Charter School West
Project, 5.00%, 06/15/50	800	858,792
University of Sciences, 5.00%,
11/01/42	3,525	4,167,114
Philadelphia Authority for Industrial
Development, Refunding RB:
1st Series, 5.00%, 04/01/45	3,330	3,848,747
La Salle University, 4.00%,
05/01/42	4,780	5,234,100
Township of East Hempfield
Pennsylvania IDA, RB, Student
Services, Inc., Student Housing
Project at Millersville University of
Pennsylvania:
5.00%, 07/01/35	765	845,241
5.00%, 07/01/35	630	726,661
5.00%, 07/01/45	450	493,605

BlackRock Pennsylvania Municipal Bond Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Education (continued)
Township of East Hempfield
Pennsylvania IDA, RB, Student
Services, Inc., Student Housing
Project at Millersville University of
Pennsylvania (continued):
5.00%, 07/01/47	$ 1,180	$ 1,343,973
		97,540,645
Health -- 18.3%
City of Pottsville Pennsylvania Hospital
Authority, Refunding RB, Lehigh
Valley Health, Series B, 5.00%,
07/01/41	5,000	6,057,450
County of Allegheny Hospital
Development Authority, Refunding
RB, Series A:
Allegheny Health Network
Obligated Group Issue, 4.00%,
04/01/37	4,300	4,987,570
Allegheny Health Network
Obligated Group Issue, 5.00%,
04/01/47	1,950	2,383,758
University Pittsburgh Medical
Center, 4.00%, 07/15/38	2,500	2,956,500
University Pittsburgh Medical
Center, 4.00%, 07/15/39	2,520	2,976,271
County of Bucks Pennsylvania IDA, RB,
St. Lukes University Health Network
Project, 4.00%, 08/15/44	1,690	1,907,571
County of Bucks Pennsylvania IDA,
Refunding RB, Pennswood Village
Project, 5.00%, 10/01/37	1,560	1,819,818
County of Centre Pennsylvania Hospital
Authority, RB, Mount Nittany Medical
Center Project, 7.00%, 11/15/21 (c)	4,110	4,539,454
County of Chester Health & Education
Facilities Authority, Refunding RB,
Simpson Senior Services Project:
5.00%, 12/01/35	1,000	1,117,140
5.00%, 12/01/51	1,000	1,110,130
Series A, 5.25%, 12/01/45	1,500	1,667,685
County of Cumberland Pennsylvania
Municipal Authority, Refunding RB,
Diakon Lutheran Social Ministries,
5.00%, 01/01/38	4,400	5,052,432
County of Franklin Pennsylvania IDA,
RB, Menno-Haven, Inc. Project:
5.00%, 12/01/29	125	143,129
5.00%, 12/01/39	235	266,565
5.00%, 12/01/49	150	168,027
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	3

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Health (continued)
County of Franklin Pennsylvania IDA,
RB, Menno-Haven, Inc. Project
(continued):
5.00%, 12/01/54	$ 635	$ 707,828
County of Lancaster Pennsylvania
Hospital Authority, Refunding RB:
Brethren Village Project, 5.25%,
07/01/41	1,500	1,689,255
Masonic Villages of The Grand
Lodge of Pennsylvania Project,
5.00%, 11/01/35	925	1,068,144
County of Montgomery Pennsylvania
IDA, Refunding RB:
Acts Retirement-Life Communities,
5.00%, 11/15/27	1,385	1,495,426
Acts Retirement-Life Communities,
5.00%, 11/15/28	895	966,153
Whitemarsh Continuing Care
Retirement Community, 5.25%,
01/01/40	5,000	5,347,100
County of Northampton Pennsylvania
General Purpose Authority, Refunding
RB:
St. Luke's University Health
Network Project, 5.00%,
08/15/46	1,350	1,605,217
St. Lukes University Health
Network Project, 5.00%,
08/15/48	1,875	2,289,975
County of Northampton Pennsylvania
IDA, Refunding RB, MorningStar
Senior Living, Inc.:
5.00%, 11/01/39	645	736,113
5.00%, 11/01/44	645	732,759
5.00%, 11/01/49	1,180	1,336,633
Doylestown Hospital Authority, RB,
Doylestown Hospital, Series A,
4.00%, 07/01/45	1,250	1,352,175
DuBois Hospital Authority, Refunding
RB, Penn Highlands Healthcare,
4.00%, 07/15/48	3,440	3,818,538
Geisinger Authority Pennsylvania,
Refunding RB, Health System, Series
A-2, 5.00%, 02/15/39	5,950	7,260,368
Lancaster IDA, RB, Willow Valley
Communities Project:
4.00%, 12/01/44	730	813,841
5.00%, 12/01/44	1,170	1,394,968
4.00%, 12/01/49	985	1,094,591

BlackRock Pennsylvania Municipal Bond Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Health (continued)
Lancaster IDA, Refunding RB, Garden
Spot Village Project (c):
5.38%, 05/01/23	$ 730	$ 834,215
5.75%, 05/01/23	1,285	1,482,196
Moon Industrial Development Authority,
Refunding RB, 6.00%, 07/01/45	4,000	4,499,320
Mount Lebanon Hospital Authority, RB,
St. Clair Memorial Hospital Project,
4.00%, 07/01/48	3,910	4,446,647
Pennsylvania Economic Development
Financing Authority, Refunding RB,
Series A, 4.00%, 11/15/42	4,000	4,590,800
Pennsylvania Higher Educational
Facilities Authority, RB, University of
Pennsylvania Health System
Obligation, 4.00%, 08/15/44	4,965	5,857,757
Pennsylvania Higher Educational
Facilities Authority, Refunding RB,
University of Pittsburgh Medical
Center, Series E, 5.00%, 05/15/31	4,800	4,839,408
Philadelphia Authority for Industrial
Development, Refunding RB,
Children's Hospital of Philadelphia,
4.00%, 07/01/35	2,450	2,857,704
Philadelphia Hospitals & Higher
Education Facilities Authority,
Refunding RB, Jefferson Health
System of Chester Philadelphia,
Series B, 5.00%, 05/15/20 (c)	6,000	6,049,560
South Fork Municipal Authority,
Refunding RB, Conemaugh Valley
Memorial Hospital, Series B (AGC),
5.38%, 07/01/20 (c)	3,590	3,642,988
		109,963,179
Housing -- 2.5%
Pennsylvania HFA, RB:
S/F Housing, Series 128B, 4.00%,
10/01/47	6,190	6,885,323
Brinton Manor Apartments &
Brinton Towers, M/F Housing,
Series A, 4.25%, 10/01/35	565	463,933
Brinton Manor Apartments &
Brinton Towers, M/F Housing,
Series A, 4.50%, 10/01/40	600	481,014
Philadelphia IDA, RB, Series A:
3.50%, 12/01/36	1,260	1,058,223
4.00%, 12/01/46	5,740	4,100,656
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	4

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Housing (continued)
Philadelphia IDA, RB, Series A
(continued):
4.00%, 12/01/51	$ 2,300	$ 1,926,204
		14,915,353
State -- 4.1%
Commonwealth Financing Authority, RB,
Tobacco Master Settlement Payment,
5.00%, 06/01/35	2,205	2,768,356
Commonwealth of Pennsylvania, GO,
Refunding, 5.00%, 07/15/21	9,000	9,505,440
Pennsylvania Economic Development
Financing Authority, RB, AMT, 5.00%,
06/30/42	10,500	12,190,185
		24,463,981
Tobacco -- 0.2%
Commonwealth Financing Authority, RB,
Tobacco Master Settlement Payment,
5.00%, 06/01/33	1,000	1,263,310
Transportation -- 10.7%
City of Philadelphia Pennsylvania, ARB,
Series A, 5.00%, 06/15/40	14,000	14,154,420
City of Philadelphia Pennsylvania, GO,
Refunding, Series A, 5.00%, 08/01/37	2,140	2,662,738
City of Philadelphia Pennsylvania Airport
Revenue, Refunding ARB, AMT,
Series B:
5.00%, 07/01/37	1,800	2,197,116
5.00%, 07/01/47	2,545	3,066,598
Delaware River Joint Toll Bridge
Commission, RB, Bridge System,
5.00%, 07/01/42	2,500	3,109,075
Pennsylvania Economic Development
Financing Authority, Refunding RB,
Amtrak Project, Series A, AMT,
5.00%, 11/01/41	1,510	1,633,744
Pennsylvania Turnpike Commission,
RB:
CAB, Sub-Series A-3, 0.00%,
12/01/42 (e)	6,740	3,605,833
CAB, Sub-Series A-3 (AGM),
0.00%, 12/01/40 (e)	2,225	1,329,571
Series A, 5.25%, 12/01/44	1,500	1,947,225
Series A-1, 5.00%, 12/01/41	100	120,749
Sub-Series B, 5.25%, 12/01/48	3,215	4,030,002
Sub-Series B-1, 5.00%, 06/01/42	3,705	4,502,946
Subordinate, Series A, 5.00%,
12/01/44	755	951,013

BlackRock Pennsylvania Municipal Bond Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Transportation (continued)
Pennsylvania Turnpike Commission,
Refunding RB:
Second Series (VRDN), 1.26%,
12/01/38 (b)	$ 5,000	$ 5,000,000
Sub-Series A-1, 5.25%, 12/01/45	4,730	5,641,897
Southeastern Pennsylvania
Transportation Authority, RB, Capital
Grant Receipts (c):
5.00%, 06/01/21	7,295	7,673,683
Susquehanna Area Regional Airport
Authority, Refunding RB, AMT,
5.00%, 01/01/38	2,200	2,604,052
		64,230,662
Utilities -- 7.0%
City of Lancaster Pennsylvania, GO,
(BAM), 4.00%, 11/01/42	3,720	4,315,684
City of Philadelphia PA Water &
Wastewater Revenue, RB, Series B,
5.00%, 11/01/54	2,000	2,548,500
City of Philadelphia Pennsylvania Gas
Works, RB:
12th Series B (NPFGC), 7.00%,
05/15/20 (f)	200	202,424
9th Series, 5.25%, 08/01/20 (c)	1,280	1,303,258
9th Series, 5.25%, 08/01/40	2,020	2,057,511
City of Philadelphia Pennsylvania Gas
Works, Refunding RB:
5.00%, 08/01/30	700	844,550
5.00%, 08/01/31	900	1,083,249
5.00%, 08/01/32	1,200	1,440,852
5.00%, 08/01/33	600	718,758
5.00%, 08/01/34	1,050	1,253,931
City of Philadelphia Pennsylvania Water
& Wastewater, RB:
Series A, 5.25%, 10/01/52	1,190	1,492,807
Series C (AGM), 5.00%, 08/01/20
(c)	2,650	2,695,554
City of Philadelphia Pennsylvania Water
& Wastewater Revenue, RB, Series
A, 5.00%, 10/01/43	3,460	4,393,231
County of Allegheny Pennsylvania
Sanitary Authority, RB:
5.00%, 06/01/43	4,000	5,011,680
Sewer Improvement (BAM), 5.25%,
12/01/41	2,090	2,386,634
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	5

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Utilities (continued)
County of Allegheny Pennsylvania
Sanitary Authority, Refunding RB,
Sewer Improvement (AGM), 5.00%,
06/01/40	$ 1,000	$ 1,028,420
County of Delaware Pennsylvania
Regional Water Quality Control
Authority, RB, Sewer Improvements,
5.00%, 05/01/23 (c)	980	1,108,458
New Kensington Municipal Sanitary
Authority, RB, (AGM), 3.25%,
12/01/47	2,055	2,147,578
Pennsylvania Economic Development
Financing Authority, RB, Philadelphia
Biosolids Facility, 6.25%, 01/01/32	3,690	3,703,247
Pittsburgh Water & Sewer Authority, RB,
First Lien, Series A (AGM), 5.00%,
09/01/44	2,045	2,598,029
		42,334,355
		488,482,967
Puerto Rico -- 4.3%
State -- 2.9%
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, RB,
Restructured:
CAB, Series A-1, 0.00%, 07/01/46
(e)	4,796	1,431,174
CAB, Series A-1, 0.00%, 07/01/51
(e)	3,320	715,859
Series A-1, 4.75%, 07/01/53	3,176	3,569,538
Series A-1, 5.00%, 07/01/58	5,663	6,491,893
Series A-2, 4.33%, 07/01/40	1,950	2,143,265
Series A-2, 4.78%, 07/01/58	2,660	3,006,199
Series B-1, 0.00%, 07/01/46 (e)	925	276,094
		17,634,022
Tobacco -- 0.2%
Children's Trust Fund, Refunding RB,
Tobacco Settlement Asset-Backed
Bonds, 5.63%, 05/15/43	1,100	1,132,406

Utilities -- 1.2%

Commonwealth of Puerto Rico Aqueduct

&Sewer Authority, RB, Senior Lien, Series A:

5.00%, 07/01/33	1,680	1,791,367
5.13%, 07/01/37	810	864,707

BlackRock Pennsylvania Municipal Bond Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Utilities (continued)
Commonwealth of Puerto Rico Aqueduct
& Sewer Authority, RB, Senior Lien,
Series A (continued):
5.25%, 07/01/42	$ 3,910	$ 4,192,224
		6,848,298
		25,614,726
Total Municipal Bonds — 85.7%
(Cost — $476,158,003)		514,097,693

Municipal Bonds Transferred to

Tender Option Bond Trusts- 21.4% (g)

Pennsylvania -- 21.4%

Education -- 8.1%
County of Montgomery Pennsylvania
Higher Education & Health Authority,
Refunding RB, Thomas Jefferson
University Projects, 4.00%, 09/01/44
(h)	7,550	8,695,562
County of Northampton General
Purpose Authority, Refunding RB,
Lafayette College:
4.00%, 11/01/38 (h)	6,002	7,012,154
5.00%, 11/01/47	6,100	7,542,650
County of Westmoreland Pennsylvania
Municipal Authority, Refunding RB,
(BAM), 5.00%, 08/15/42	5,007	5,969,961
Pennsylvania Higher Educational
Facilities Authority, RB, University of
Pennsylvania Health System, Series
A, 5.75%, 08/15/21 (c)	9,280	9,941,014
Philadelphia Authority for Industrial
Development, RB, Philadelphia
College of osteopathic Medicine,
4.00%, 12/01/48 (h)	8,090	9,201,242
		48,362,583
Health -- 9.1%
County of Lehigh Pennsylvania,
Refunding RB, Lehigh Valley Health
Network, 4.00%, 07/01/49 (h)	4,997	5,761,240
Geisinger Authority Pennsylvania, RB,
Health System, Series A-1, 5.13%,
06/01/41	12,570	13,176,754
General Authority of Southcentral
Pennsylvania, Refunding RB,
Wellspan Health Obligated Group:
4.00%, 06/01/49	9,015	10,396,098
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	6

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Health (continued)
General Authority of Southcentral
Pennsylvania, Refunding RB,
Wellspan Health Obligated Group
(continued):
Series A, 5.00%, 06/01/44	$ 5,000	$ 5,661,250
Pennsylvania Economic Development
Financing Authority, RB, University of
Pittsburgh Medical Center, Series B,
4.00%, 03/15/40	2,000	2,253,280
Philadelphia Hospitals & Higher
Education Facilities Authority, RB,
The Children's Hospital of
Philadelphia Project, Series C, 5.00%,
07/01/41	9,380	9,856,410
Saint Mary Pennsylvania Hospital
Authority, Refunding RB, Trinity
Health Credit Group, 5.00%, 12/01/48	6,096	7,586,828
		54,691,860
Housing -- 0.9%
Pennsylvania HFA, Refunding RB, S/F
Mortgage, Series 114A, AMT, 3.70%,
10/01/42 (h)	5,194	5,241,565
State -- 2.2%
Commonwealth of Pennsylvania, GO,
1st Series, 4.00%, 03/01/38 (h)	11,000	13,061,510
Transportation -- 1.1%
Pennsylvania Turnpike Commission,
RB, Sub-Series A, 5.50%, 12/01/42	2,520	3,129,462

BlackRock Pennsylvania Municipal Bond Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Transportation (continued)
Pennsylvania Turnpike Commission,
Refunding RB, Sub Series B-2 (AGM),
5.00%, 06/01/35	$ 2,900	$3,595,652
		6,725,114
Total Municipal Bonds Transferred to Tender Option Bond
Trusts — 21.4%
(Cost — $116,650,474)		128,082,632
Total Long-Term Investments — 108.6%
(Cost — $601,805,123)		651,296,825
	Shares

Short-Term Securities -- 1.7%
BlackRock Liquidity Funds, MuniCash,
Institutional Class, 0.97% (i)(j)	10,112,594	10,114,617
Total Short-Term Securities — 1.7%
(Cost — $10,113,342)		10,114,617
Total Investments — 110.3%
(Cost — $611,918,465)		661,411,442
Other Assets Less Liabilities — 0.5%		3,197,457
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (10.8)%		(64,990,923)
Net Assets — 100.0%		$599,617,976

(a)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)When-issued security.

(e)Zero-coupon bond.

(f)Security is collateralized by municipal bonds or U.S. Treasury obligations.

(g)Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(h)All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2020 to June 1, 2039, is $25,255,270.

(i)Annualized 7-day yield as of period end.

(j)During the period ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	7

Schedule of Investments (unaudited) (continued)	BlackRock Pennsylvania Municipal Bond Fund
February 29, 2020

___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Change in
	Shares			Shares				Unrealized
Affiliated Persons and/or	Held at	Shares		Held at	Value at		Net Realized	Appreciation
Related Parties	05/31/2019	Purchased	Shares Sold	02/29/20	02/29/20	Income	Gain (Loss) (a)	(Depreciation)

___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

BlackRock Liquidity Funds,
MuniCash, Institutional
Class(b)	—	10,112,594	—	10,112,594	$10,114,617	$131,062	$1,692		$1,275
iShares National Municipal
Bond Fund	—	50,000	—	50,000	5,835,500	10,755	—		85,500
					$15,950,117	$141,817		$1,69	$86,775

(a)Includes net capital gain distributions, if applicable.

(b)Represents net shares purchased (sold).

For Fund compliance purposes, the Fund's sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub- classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Short Contracts
10-Year U.S. Treasury Note	98	06/19/20	$13,206	$(165,509)
U.S. Long Treasury Bond	184	06/19/20	31,326	(618,709)
5-Year U.S. Treasury Note	74	06/30/20	9,084	(85,582)

				$(869,800)
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	8

Schedule of Investments (unaudited) (continued)	BlackRock Pennsylvania Municipal Bond Fund
February 29, 2020

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows :

•Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$9,116,500	$642,180,325	$—	$651,296,825
Short-Term Securities	10,114,617	—	—	10,114,617
	$19,231,117	$642,180,325	$—	$661,411,442
Derivative Financial Instruments (b)
Liabilities:
Interest Rate Contracts	$(869,800)	$—	$—	$(869,800)

(a)See above Schedule of Investments for values in each sector .

(b)Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $64,781,010 are categorized as Level 2 within the disclosure hierarchy.

S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	9